Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000008182 | PACE International Equity InvestmentsFR_69375U865
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008182 | UBS Emerging Markets Equity Opportunity FundFR_90267D746
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008182 | PACE High Yield InvestmentsFR_69375U600
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008182 | iShares J.P. Morgan USD Emerging Markets Bond ETFFR_464288281
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008182 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008182 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008182 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008182 | AssetShort-term U.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000008182 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000008182 | AssetCommon stocks
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000008185 | PACE International Equity InvestmentsFR_69375U865
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008185 | UBS Emerging Markets Equity Opportunity FundFR_90267D746
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008185 | PACE High Yield InvestmentsFR_69375U600
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008185 | iShares J.P. Morgan USD Emerging Markets Bond ETFFR_464288281
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008185 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008185 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008185 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008185 | AssetShort-term U.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000008185 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000008185 | AssetCommon stocks
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000008502 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000008502 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008502 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008502 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008502 | SK Square Co. Ltd.FR_BMG3GS900
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008502 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008502 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008502 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008502 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000008502 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000200986 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000200986 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000200986 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200986 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200986 | SK Square Co. Ltd.FR_BMG3GS900
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200986 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200986 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000200986 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000200986 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000200986 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000008186 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008186 | Banco Bilbao Vizcaya Argentaria SAFR_550190904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008186 | Mitsubishi UFJ Financial Group, Inc.FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008186 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008186 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008186 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008186 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000008186 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000008186 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008186 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000008189 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008189 | Banco Bilbao Vizcaya Argentaria SAFR_550190904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008189 | Mitsubishi UFJ Financial Group, Inc.FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008189 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008189 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008189 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008189 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000008189 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000008189 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008189 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000222877 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222877 | Banco Bilbao Vizcaya Argentaria SAFR_550190904
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222877 | Mitsubishi UFJ Financial Group, Inc.FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000222877 | AIB Group PLCFR_BF0L35906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222877 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222877 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000222877 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000222877 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000222877 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000222877 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000220414 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220414 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220414 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220414 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220414 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220414 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000220414 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000220414 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000220414 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000220414 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220415 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000220415 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220415 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000220415 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000220415 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220415 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000220415 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000220415 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000220415 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000220415 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000205444 | International Bank for Reconstruction & DevelopmentFR_459058LQ4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205444 | Inter-American Development BankFR_4581X0EX2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205444 | International Bank for Reconstruction & DevelopmentFR_459058LU5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205444 | Inter-American Development BankFR_4581X0EW4
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205444 | European Bank for Reconstruction & DevelopmentFR_29874QFB5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205444 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205444 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000205443 | International Bank for Reconstruction & DevelopmentFR_459058LQ4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205443 | Inter-American Development BankFR_4581X0EX2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205443 | International Bank for Reconstruction & DevelopmentFR_459058LU5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205443 | Inter-American Development BankFR_4581X0EW4
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205443 | European Bank for Reconstruction & DevelopmentFR_29874QFB5
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205443 | AssetInvestment companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205443 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000166868 | Uniform Mortgage-Backed Security, TBAFR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166868 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166868 | Brazil Notas do Tesouro NacionalFR_ACI380FK0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166868 | Ally Financial, Inc.FR_02005NBU3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166868 | Government National Mortgage Association, TBAFR_21H050672
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166868 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000166868 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000166868 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166868 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166868 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000166870 | Uniform Mortgage-Backed Security, TBAFR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000166870 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166870 | Brazil Notas do Tesouro NacionalFR_ACI380FK0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166870 | Ally Financial, Inc.FR_02005NBU3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166870 | Government National Mortgage Association, TBAFR_21H050672
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166870 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000166870 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000166870 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166870 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166870 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000237722 | Uniform Mortgage-Backed Security, TBAFR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237722 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237722 | Brazil Notas do Tesouro NacionalFR_ACI380FK0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237722 | Ally Financial, Inc.FR_02005NBU3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237722 | Government National Mortgage Association, TBAFR_21H050672
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237722 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000237722 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000237722 | AssetNon-U.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000237722 | AssetMortgage-backed securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237722 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	16.50%